Neiman Tactical Income Fund
Investment Objective
The Neiman Tactical Income Fund's (the “Fund”) primary objective is total return with capital preservation as a secondary objective.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 15 of the Fund's prospectus and “Shares of the Fund” on page 16 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Neiman Tactical Income Fund	Class A Shares		Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as percentage of lower of purchase price and current NAV)	none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none
[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Neiman Tactical Income Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses		2.25%	3.00%
Fee Waiver / Expense Reimbursement	[2]	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement		1.89%	2.64%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2016. The addition of certain non-waivable and excluded expenses may cause the Fund's total annual fund operating expenses after waivers and reimbursements to exceed the maximum total annual fund operating expenses agreed to by the Adviser. The fee waiver will automatically terminate on July 31, 2016 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2016.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Neiman Tactical Income Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Class A Shares	756	1,205	1,680	2,985
Class C Shares	267	894	1,545	3,293

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 183.94% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund's investment sub-adviser, Absolute Capital Management, LLC (the “Sub-Adviser”), seeks to achieve the Fund's primary investment objective by investing primarily in a portfolio of open-end investment companies (“mutual funds”) and/or Exchange-Traded Funds (“ETFs”) that hold fixed income securities. The mutual funds and ETFs are considered the Fund’s underlying funds (“underlying funds”). Under normal circumstances, the primary asset class for achieving the Fund's total return objective is low-rated corporate bonds, or “high yield bonds” / “junk bonds.” The Sub-Adviser defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service (“Moody's”) or lower than BBB- by Standard and Poor's Rating Group (“S&P”), or if unrated, determined by the adviser to be of similar credit quality. The Sub-Adviser is unconstrained in terms of the underlying mutual fund and/or ETF's portfolio maturity, credit rating, issuer, country, or currency. The Sub-Adviser invests the Fund's assets in a manner consistent with the primary investment strategy when it believes that the market environment in terms of the economic cycle, market cycle, and interest rate cycle, is conducive to investing in high yield bonds. Tactical decisions are made to move out of high yield bonds for one of three reasons:

- Economic and trend analysis identify more attractive opportunities in cash, cash equivalents, and/or money market mutual funds.

- Credit Risk is increasing, which may lead to increasing allocations to cash, cash equivalents, and/or money market mutual funds.

- Both Credit and Interest Rate Risk are increasing, which may lead to overweight positions in cash and/or money market funds.

The Sub-Adviser may also invest in mutual funds and/or ETFs that hold other fixed income categories such as foreign and emerging markets bonds, government bonds, or bank loans. The Sub-Adviser may also invest up to 50% of the Fund's assets in mutual funds and/or ETFs that primarily hold convertible bonds or preferred stocks. These mutual funds and/or ETFs may also hold low-rated bonds, or “high yield bonds” / “junk bonds.”

To maintain the secondary investment objective consistent with capital preservation, the Sub-Adviser may invest in cash, cash equivalents, and/or money market mutual funds. The Sub-Adviser is unconstrained in its allocation to such investments and may invest up to 100% of the portfolio in such “defensive” positions. The Sub-Adviser may also invest up to 20% of the Fund's assets in inverse mutual funds and/or ETFs in an effort to hedge risks such as interest rate risk. Inverse funds are designed to deliver performance opposite of that of a benchmark index. While the Fund itself does not use derivatives, shorting, or leverage, the underlying mutual funds and/or ETFs may use derivatives and/or employ shorting or leveraging strategies. The Sub-Adviser invests the Fund's assets in a manner consistent with capital preservation when it believes that the market environment calls for a defensive portfolio allocation.

The Sub-Adviser sells the underlying funds in the portfolio when it believes they are not consistent with the primary and/or secondary investment objective as discussed above.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. You will receive written notice of any material change in the Fund’s objective.

The Principal Risks of Investing in the Fund

The Fund may invest in underlying funds that have any or all of these characteristics and related risks:

Risks in General

The same factors that affect stock market performance generally affect the underlying funds owned by the Fund. Domestic economic growth and market conditions, interest rate levels, and political events are among these factors. There is risk that these and other factors may adversely affect the Fund's performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund.

Mutual Fund and ETF Risk

Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities. Additionally, inverse mutual funds tend to limit the Fund's participation in overall market-wide gains. Mutual fund and ETFs are subject to specific risks depending on the nature of their investments.

Investments in ETFs and inverse and leveraged mutual funds carries correlation risk. Correlation risk is the risk that the performance of an ETF may not completely replicate the performance of the underlying index or basket of stocks. A number of factors may affect an ETF’s ability to achieve a high degree of correlation with its benchmark, including fees, expenses, transaction costs, disruptions or illiquidity in the markets for the securities or financial instruments in which the ETF invests, among other things. There can be no guarantee that an ETF will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Risks of Investing in Mutual Funds and ETFs that own Fixed Income Securities

The Fund may invest in underlying funds that own bonds and other debt securities. Theses securities are subject to the risk that their issuer may not be able to repay the principal and interest when due. This could result in a loss to the underlying fund. In addition, the value of bond and other debt securities held by an underlying fund can change in response to changes in prevailing interest rates, causing volatility and possible loss of value as rates increase. Bonds with longer maturities may lose more value due to interest rate increases than bonds with shorter maturities.

High Yield Securities Risk / Junk Bond Risk

The Fund may invest in underlying funds that purchase high yield securities. High yield securities are considered speculative and are less likely than higher rated securities to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions. Lower-quality bonds, known as “junk bonds” or “high-yield bonds”, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell the mutual funds and/or ETFs that hold these type of securities at a favorable price or without a significant impact to the Fund’s share price. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Foreign and Emerging Markets Risk

To the extent the Fund invests in underlying funds that own foreign fixed income securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization. To the extent the Fund invests in underlying funds that own fixed income securities in emerging markets, the Fund will be subject to emerging market risks. The risks of foreign securities are typically increased in emerging markets. These risks include, among other things, political and economic instability, less developed securities markets and currency devaluations.

Convertible Securities Risk

To the extent that the Fund invests in underlying funds that own convertible securities, the Fund may be subject to additional risks. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The value of a synthetic convertible security will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, each with its own market value. If the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Preferred Stock Risk

To the extent that the Fund invests in underlying funds that invest in shares of preferred stock, the Fund may be subject to additional risks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer's assets. Shareholders may suffer a loss of value if dividends are not paid. Shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Derivatives Risk

To the extent that the Fund invests in underlying funds that invest in derivatives, the Fund may be subject to additional risks. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed an underlying fund's original investment. Derivatives expose the underlying fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk (the risk that a counterparty will fail to make payments when due or default completely) of the derivative counterparty. Many derivatives create leverage thereby causing the underlying fund to be more volatile than it would have been if it had not used derivatives. Additionally, even a small investment in an underlying fund that holds derivatives (which include options, futures, swap contracts and other transactions) may subject the Fund to leverage risk which can have a significant impact on the Fund's performance.

Short Selling Risk

Some of the underlying funds may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The underlying fund may not always be able to borrow a security it wants to sell short. The underlying fund also may be unable to close out an established short position at an acceptable price, and may have to sell securities it owns at disadvantageous times to cover its short positions. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described below. A underlying fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Inverse Risk and Leverage Risk

To the extent that the Fund invests in underlying funds that employ inverse and leverage investment strategies, the Fund may be subject to additional risks. An inverse underlying fund seeks to deliver the opposite performance of an index, thus the Fund may incur a loss as a result of a investing in an underlying fund that is inversely positioned if the price of the underlying fund’s short position instruments increase. The underlying fund's losses are potentially unlimited in a short position transaction. A leveraged underlying fund seeks to deliver multiples of the performance of the index or benchmark it tracks. Leverage causes the value of the underlying fund’s shares to be more volatile than if the underlying fund did not use leverage. The compounding effect of a security’s returns has a significant impact on all types of investments. As a result of compounding, inverse and leveraged underlying funds may have additional risks. An inverse underlying fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the index performance as stated in the underlying fund’s objective. Similarly, a leveraged underlying fund’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the underlying fund’s objective. This effect becomes more pronounced for these types of underlying funds as market volatility increases. Investments by the Fund in inverse and leveraged underlying funds may magnify changes in the Fund’s share price and thus result in increased volatility of returns. These types of investments may prevent the Fund from achieving its investment objective.

Portfolio Turnover

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher transaction costs and brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Sector Risks

Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may invests a significant portion of its total assets in underlying funds that hold fixed income securities. Securities in the same sector are likely to react similarly to interest rate changes, adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Investment Management Risk

The Sub-Adviser's strategy may fail to produce the intended results. In addition, the Sub-Adviser has not previously managed a mutual fund.

Risk of Non-Diversification

The Fund is a “non-diversified” portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. The Fund may invest in underlying funds that are non-diversified. A non-diversified fund has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Investing in non-diversified funds may result in greater volatility.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class A Shares for each full calendar year since the Fund's inception. Returns in the bar chart do not reflect sales charges and would be lower if they did. The performance table compares the performance of the Fund's Class A Shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class C Shares annual returns would have been substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Updated performance information is available by calling 1-877-385-2720.

For the period from January 1, 2015 through June 30, 2015 the total return for the Fund was 0.11%. Best Quarter (June 30, 2014) +2.52% Worst Quarter (June 30, 2013) -2.73%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/14
Average Annual Total Returns - Neiman Tactical Income Fund	1 Year	Since Inception	Inception Date
Class A Shares	(4.36%)	1.53%	Jun. 29, 2012
Class A Shares | After Taxes on Distributions	(5.70%)	(0.68%)	Jun. 29, 2012
Class A Shares | After Taxes on Distributions and Sales	(2.27%)	0.25%	Jun. 29, 2012
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	13.69%	20.48%	Jun. 29, 2012
Barclays Capital US Aggregate Bond Index (does not reflect deductions for fees, expenses or taxes)	5.97%	2.23%	Jun. 29, 2012

The average annual total returns for the Fund's Class A shares are reduced to reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Performance for Class C Shares is not yet available because the Fund’s Class C Shares have not completed one full calendar year of operation as of the date of this prospectus. The after tax returns for Class C shares will differ from the after tax returns of the Class A Shares.